Note 8 - Operating Lease Right-of-use Assets and Liabilities	6 Months Ended
Jun. 30, 2026
Notes to Financial Statements
Lessee, Operating Leases [Text Block]

8. Operating lease Right-of-Use Assets and Liabilities:

The Company, upon the acquisition of CBI on May 6, 2025 (Note 1), recognized existing Right-of-use assets and related lease liabilities at carrying values as at that date. During the six-month period ended June 30, 2026, the Company chartered-in 49 third-party vessels on short/medium/long-term time charters. The carrying value of Right-of-use assets recognized in connection with the time charter-in vessel arrangements as of June 30, 2026, amounted to $34,789. The carrying value of the operating lease liabilities recognized in connection with the time charter-in vessel arrangements as of June 30, 2026, amounted to $34,321. To determine the operating lease liability at each lease commencement, the Company used incremental borrowing rates since the rates implicit in each lease were not readily determinable. For the operating charter-in arrangements that commenced during the six-month period ended June 30, 2026, the Company used the incremental borrowing rate of 5.31% and the respective weighted average remaining lease term as of June 30, 2026 was 3.96 years. The payments required to be made after June 30, 2026 for the outstanding operating lease liabilities of the time charter-in vessel agreements with an initial term exceeding 12 months, recognized on the balance sheet, are as follows:

12-month period ending June 30,	Amount
2027	$17,718
2028	5,691
2029	5,676
2030	5,676
2031	3,499
Total	$38,260
Discount based on incremental borrowing rate	(3,939)
Operating lease liabilities, including current portion	$34,321